Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2025	Sep. 30, 2024
Non-current assets
Goodwill	€ 1,576,481	€ 1,554,621
Intangible assets (other than goodwill)	1,658,872	1,639,393
Property, plant and equipment	333,608	318,843
Right-of-use assets	176,981	171,334
Deferred tax assets	1,267	117
Other assets	29,113	37,351
Total non-current assets	3,776,322	3,721,659
Current assets
Inventories	699,824	624,807
Trade and other receivables	248,659	114,302
Current tax assets	11,488	11,263
Other current assets	53,816	57,065
Cash and cash equivalents	235,399	355,843
Total current assets	1,249,186	1,163,280
Total assets	5,025,508	4,884,939
Shareholders' equity
Share premium	2,168,495	2,168,495
Other capital reserve	69,163	68,920
Retained earnings	542,810	417,578
Accumulated other comprehensive income (loss)	12,454	(29,974)
Total shareholders' equity	2,792,922	2,625,019
Non-current liabilities
Loans and borrowings	1,170,874	1,169,965
Tax receivable agreement liability	338,140	344,590
Lease liabilities	148,298	143,199
Provisions	5,898	4,867
Deferred tax liabilities	142,062	131,003
Deferred income	13,941	13,737
Other liabilities	4,887	4,666
Total non-current liabilities	1,824,100	1,812,027
Current liabilities
Loans and borrowings	29,721	24,670
Tax receivable agreement liability	35,598	15,300
Lease liabilities	41,810	40,874
Trade and other payables	128,632	136,280
Accrued liabilities	29,511	29,411
Other financial liabilities	9,029	3,971
Provisions	22,105	31,164
Contract liabilities	4,912	7,999
Current tax liabilities	85,628	144,730
Other current liabilities	21,540	13,494
Total current liabilities	408,486	447,893
Total liabilities	2,232,586	2,259,920
Total shareholders' equity and liabilities	€ 5,025,508	€ 4,884,939